Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Common Stock [Abstract]
Schedule of Reserved Shares of Common Stock

The Company had reserved shares of common stock, on an as-converted basis, for future issuance as follows:

	March 31, 2025	December 31, 2024
Conversion of Series A preferred stock	4,350,314	4,350,314
Conversion of Series B preferred stock	5,293,175	5,293,175
Conversion of Series C/C-1 preferred stock	8,220,445	8,220,445
Outstanding options under 2010 Plan	2,975,055	2,972,055
Issuance of options under the 2010 Plan	1,557,091	1,560,091
	22,396,080	22,396,080

The Company had reserved shares of common stock, on an as-converted basis, for future issuance as follows:

	December 31, 2024	December 31, 2023
Conversion of Series A preferred stock	4,350,314	4,350,314
Conversion of Series B preferred stock	5,293,175	5,293,175
Conversion of Series C/C-1 preferred stock	8,220,445	8,220,445
Outstanding options under 2010 Plan	2,972,055	2,982,055
Issuance of options under the 2010 Plan	1,560,091	1,550,091
	22,396,080	22,396,080